Intangible assets net (Details 2) - ZHEJIANG TIANLAN ¥ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
2023		$ 257,000
2024		257,000
2025		257,000
2026		257
2027		257
Thereafter		523,000
Intangible assets, net	¥ 1,808	$ 1,808,000	¥ 1,865